Related Parties Transactions - Summary of Related Parties Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Total Revenue	$ 36,934	$ 54,547
Purchase of data connectivity service	26,000	37,218
Maya
Related Party Transaction [Line Items]
Total Revenue	4,249	3,148
Purchase of data connectivity service	24	26
Beijing Huaxianglianxin Technology Company
Related Party Transaction [Line Items]
Total Revenue	405	30
Purchase of data connectivity service	$ 80	$ 263